STOCK-BASED COMPENSATION - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Allocated share based compensation	$ 62,042	$ 3,936